Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	06-0810627
Plan number	005
Assets held for investment, contract value	$ 4,432,723,000
Participate loan, after deemed distribution	47,100,000
Assets held for investment	4,479,823,000
Notes Receivable from Participants	$ 47,100,000	$ 44,342,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Boston Trust Walden | Acuity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	$ 1,020,000
Investment, Identifier [Axis]: Boston Trust Walden | Akamai Technologies, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	649,000
Investment, Identifier [Axis]: Boston Trust Walden | Allegion Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,497,000
Investment, Identifier [Axis]: Boston Trust Walden | Amdocs Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,013,000
Investment, Identifier [Axis]: Boston Trust Walden | American Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	988,000
Investment, Identifier [Axis]: Boston Trust Walden | Antero Midstream Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,148,000
Investment, Identifier [Axis]: Boston Trust Walden | Applied Industrial Tech Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,170,000
Investment, Identifier [Axis]: Boston Trust Walden | Aptargroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,326,000
Investment, Identifier [Axis]: Boston Trust Walden | Atmos Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	879,000
Investment, Identifier [Axis]: Boston Trust Walden | Avery Dennison Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,018,000
Investment, Identifier [Axis]: Boston Trust Walden | BJ's Wholesale Club Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,484,000
Investment, Identifier [Axis]: Boston Trust Walden | Badger Meter Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	721,000
Investment, Identifier [Axis]: Boston Trust Walden | CBOE Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,340,000
Investment, Identifier [Axis]: Boston Trust Walden | Camden Property Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	940,000
Investment, Identifier [Axis]: Boston Trust Walden | Cavco Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	770,000
Investment, Identifier [Axis]: Boston Trust Walden | Charles River Laboratories Intl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,181,000
Investment, Identifier [Axis]: Boston Trust Walden | Check Point Software Tech Ltord
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,289,000
Investment, Identifier [Axis]: Boston Trust Walden | Chemed Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	918,000
Investment, Identifier [Axis]: Boston Trust Walden | Choice Hotels Intl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	896,000
Investment, Identifier [Axis]: Boston Trust Walden | Cincinnati Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,497,000
Investment, Identifier [Axis]: Boston Trust Walden | Commerce Bancshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	960,000
Investment, Identifier [Axis]: Boston Trust Walden | Cooper Cos Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,385,000
Investment, Identifier [Axis]: Boston Trust Walden | CubeSmart
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	779,000
Investment, Identifier [Axis]: Boston Trust Walden | Cullen/Frost Bankers Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,224,000
Investment, Identifier [Axis]: Boston Trust Walden | Dolby Laboratories Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	534,000
Investment, Identifier [Axis]: Boston Trust Walden | Donaldson Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,362,000
Investment, Identifier [Axis]: Boston Trust Walden | Dynatrace Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	914,000
Investment, Identifier [Axis]: Boston Trust Walden | EXL Service Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,032,000
Investment, Identifier [Axis]: Boston Trust Walden | East West Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,050,000
Investment, Identifier [Axis]: Boston Trust Walden | Essential Utils Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,227,000
Investment, Identifier [Axis]: Boston Trust Walden | Expeditors Intl Wash Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,287,000
Investment, Identifier [Axis]: Boston Trust Walden | F5 Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	986,000
Investment, Identifier [Axis]: Boston Trust Walden | FactSet Resh Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	933,000
Investment, Identifier [Axis]: Boston Trust Walden | Genuine Parts Co
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	528,000
Investment, Identifier [Axis]: Boston Trust Walden | Globus Medical Inc-A
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,275,000
Investment, Identifier [Axis]: Boston Trust Walden | GoDaddy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	866,000
Investment, Identifier [Axis]: Boston Trust Walden | Hubbell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,248,000
Investment, Identifier [Axis]: Boston Trust Walden | IDACORP Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	617,000
Investment, Identifier [Axis]: Boston Trust Walden | IDEX Corp Com
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,529,000
Investment, Identifier [Axis]: Boston Trust Walden | International Bancshares Crp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	616,000
Investment, Identifier [Axis]: Boston Trust Walden | Jack Henry & Associates Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,168,000
Investment, Identifier [Axis]: Boston Trust Walden | Jazz Pharmaceuticals Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	698,000
Investment, Identifier [Axis]: Boston Trust Walden | Jones Lang Lasalle Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,538,000
Investment, Identifier [Axis]: Boston Trust Walden | Lamar Advertising Co
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	800,000
Investment, Identifier [Axis]: Boston Trust Walden | Lincoln Electric Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	941,000
Investment, Identifier [Axis]: Boston Trust Walden | Magnolia Oil & Gas Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,518,000
Investment, Identifier [Axis]: Boston Trust Walden | Masco Corp Com
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	681,000
Investment, Identifier [Axis]: Boston Trust Walden | Matador Resources Co
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	554,000
Investment, Identifier [Axis]: Boston Trust Walden | McCormick & Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,109,000
Investment, Identifier [Axis]: Boston Trust Walden | Medpace Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,502,000
Investment, Identifier [Axis]: Boston Trust Walden | NetApp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	880,000
Investment, Identifier [Axis]: Boston Trust Walden | New York Times Co
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,297,000
Investment, Identifier [Axis]: Boston Trust Walden | Nordson Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,547,000
Investment, Identifier [Axis]: Boston Trust Walden | Northern Trust Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	855,000
Investment, Identifier [Axis]: Boston Trust Walden | One Gas Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	732,000
Investment, Identifier [Axis]: Boston Trust Walden | Paycom Software Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	924,000
Investment, Identifier [Axis]: Boston Trust Walden | Progress Software Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	718,000
Investment, Identifier [Axis]: Boston Trust Walden | Qualys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,542,000
Investment, Identifier [Axis]: Boston Trust Walden | RPM International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,154,000
Investment, Identifier [Axis]: Boston Trust Walden | SEI Investments Company
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,484,000
Investment, Identifier [Axis]: Boston Trust Walden | Separately Managed Account
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	78,021,000
Investment, Identifier [Axis]: Boston Trust Walden | Service Corp International
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,270,000
Investment, Identifier [Axis]: Boston Trust Walden | Silgan Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	475,000
Investment, Identifier [Axis]: Boston Trust Walden | Simply Good Foods Co
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	540,000
Investment, Identifier [Axis]: Boston Trust Walden | Smith (A.O.) Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,287,000
Investment, Identifier [Axis]: Boston Trust Walden | Snap On Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,344,000
Investment, Identifier [Axis]: Boston Trust Walden | Sprouts Farmers Market Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	649,000
Investment, Identifier [Axis]: Boston Trust Walden | Stag Industrial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	736,000
Investment, Identifier [Axis]: Boston Trust Walden | Steris Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,459,000
Investment, Identifier [Axis]: Boston Trust Walden | Teradyne Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,593,000
Investment, Identifier [Axis]: Boston Trust Walden | Texas Roadhouse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	841,000
Investment, Identifier [Axis]: Boston Trust Walden | TopBuild Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,197,000
Investment, Identifier [Axis]: Boston Trust Walden | Watts Water Technologies
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	1,063,000
Investment, Identifier [Axis]: Boston Trust Walden | Williams-Sonoma Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	861,000
Investment, Identifier [Axis]: Boston Trust Walden | Zebra Technologies Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	968,000
Investment, Identifier [Axis]: EARNEST Partners | Interest in Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	78,834,000
Investment, Identifier [Axis]: Eversource Energy | Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	60,667,000
Investment, Identifier [Axis]: Eversource Energy | Eversource Common Shares Fund (including the ESOP allocated Eversource Energy Common Shares), $5 par
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	601,416,000
Investment, Identifier [Axis]: Fidelity | FIAM U.S. Bond Index Commingled Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	26,219,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2010 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	12,259,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2015 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	341,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2020 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	112,170,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2025 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	7,334,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2030 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	297,627,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2035 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	16,642,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2040 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	275,394,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2045 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	10,805,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2050 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	224,053,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2055 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	7,362,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2060 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	102,854,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2065 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	2,758,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend 2070 Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	745,000
Investment, Identifier [Axis]: Fidelity | Freedom Blend Retirement Commingled Pool Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	10,861,000
Investment, Identifier [Axis]: Fidelity | Growth Company Commingled Pool Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	704,902,000
Investment, Identifier [Axis]: Fidelity | International Discovery Fund – Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	106,564,000
Investment, Identifier [Axis]: Fidelity | Spartan 500 Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	636,122,000
Investment, Identifier [Axis]: Fidelity | Spartan Extended Market Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	21,154,000
Investment, Identifier [Axis]: Fidelity | Spartan Global ex US Index Pool Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	64,438,000
Investment, Identifier [Axis]: IR+M | Intermediate Bond Fund - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	96,942,000
Investment, Identifier [Axis]: Prudential | Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	418,779,000
Investment, Identifier [Axis]: Vanguard | Windsor II Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	174,603,000
Investment, Identifier [Axis]: Various | Brokerage Link
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment, contract value	282,857,000
Separately Managed Account
EBP, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 78,021,000